UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

BNY Mellon Investment Funds IV, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/2022

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Floating Rate Income Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Floating Rate Income Fund

SEMIANNUAL REPORT February 28, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period of September 1, 2021 through February 28, 2022, as provided by the fund’s primary portfolio managers, Kevin Cronk and Chris Barris of Alcentra NY, LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Floating Rate Income Fund’s (the “fund”) Class A shares produced a total return of 0.63%, Class C shares returned 0.25%, Class I shares returned 0.76% and Class Y shares returned 0.87%.1 The fund’s benchmark, the Credit Suisse Leveraged Loan Index (the “Index”), produced a total return of 1.23% for the same period.2

Bonds prices came under pressure from rising interest rates and increasingly hawkish rhetoric from the U.S. Federal Reserve (the “Fed”), although floating-rate notes generally produced positive returns over the six months. The fund underperformed the Index, largely due to the negative impact of an overweight allocation to high yield bonds.

The Fund’s Investment Approach

The fund seeks high current income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating-rate loans and other floating-rate securities. These investments should enable the fund to effectively achieve a floating rate of income. The fund currently intends to invest principally in floating-rate loans and other floating-rate securities of U.S. issuers but may invest up to 30% of its net assets in securities of foreign issuers.

We buy and sell securities through a value-oriented, bottom-up research process that incorporates a top-down overlay. We use fundamental credit analysis to identify favorable and unfavorable risk/reward opportunities across quality segments, industries and credits, while seeking to mitigate downside risk. Fundamental analysis is complemented by our top-down outlook, which considers market fundamentals, technicals and valuations.

Risk Assets Retreat on Inflationary Pressures

The reporting period began amid increasing inflationary pressures due to rising energy and commodity prices and global supply-chain disruptions. The Fed, which expressed increasingly hawkish sentiments prior to the start of the period, indicated in September 2021 a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly emphatic. In November 2021, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December 2021, the Fed again revised their estimate of an end to quantitative easing to March 2022, leading the market to widely anticipate multiple hikes in 2022. Increasing tensions between Russia and Ukraine in early 2022 and the eventual invasion of Ukraine by its larger neighbor further undermined investor sentiment and pressured international credit markets.

U.S. bond prices trended lower, spreads widened and yields crept higher as interest rates rose throughout the period, with short-term rates rising faster than long-term rates. These trends were most pronounced during the latter two months of the period. Corporate bonds underperformed government-issued securities and securitized instruments in a flight to safety, particularly during the final two months of the period. Conversely, floating-rate bonds performed relatively well, as asset class offer a degree of protection from rising interest rates. Floating-rate loans advanced in September and October 2021, drifted mildly lower in November on concerns regarding the spread of the Omicron variant of the COVID-19 virus, then climbed again in December and January before retreating in February as risk-off sentiment prevailed in the face of the war in Ukraine. From a credit ratings perspective, higher-rated, higher-quality issues tended to outperform lower-rated bonds, reflective of the market’s increasing aversion to risk. However, within the floating-rate market, B rated bonds outperformed both their higher-rated BB and lower-rated CCC counterparts.

High-Yield Exposure Undermined Relative Returns

Although the fund delivered strong performance on several fronts, outperforming the Index in terms of credit positioning and security selection, relative returns lagged due to out-of-benchmark exposure to high yield bonds. From a credit quality perspective, returns benefited from the fund’s overweight exposure to B rated issues and underweight exposure to both BB and CCC rated issues. Within the CCC rated basket, the fund avoided both Diamond Sports and Envision Health, two major issuers that encountered company-specific problems that undermined the prices of their notes. Performance also benefited slightly from the fund’s exposure to collateralized loan obligation bonds. Returns were further enhanced by the fund’s underweight exposure to the utility, broadcasting and food & beverage sectors, and by overweight exposure to energy. Conversely, underweight exposure to the leisure & entertainment sector detracted from relative performance.

Taking a Cautious Approach Amid Uncertainty

As of the end of the reporting period, U.S. economic fundamentals remain strong, supported by better-than-expected corporate earnings, very low default rates, robust consumer spending and rising levels of employment. However, risks are intensifying in the form of climbing commodity prices and increasing inflation, as well as the geopolitical risks related to Russia’s invasion of Ukraine. While we expect the Fed to increase interest rates as 2022 progresses, we doubt that central bank tightening will lead to a recession given the economy’s solid, underlying credit fundamentals. However, we are monitoring developments closely, taking initial steps to position the fund for further challenges ahead. Specifically, we have modestly increased the fund’s exposure to defensive sectors, such as cable, health care and energy. While we are currently maintaining the fund’s overall credit quality posture, with

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

overweight exposure to B rated issues and underweight exposure to BB rated issues, we are prepared to shift to a more defensive position if conditions warrant.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent, deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 31, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

² Source: FactSet – The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the leveraged loan market. Investors cannot invest directly in any index.

Floating-rate loans are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

The risks of an investment in a collateralized loan obligation (CLO) depend largely on the type of the collateral and the tranche of the CLO in which the fund invests. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults as well as aversion to CLO securities as an asset class.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Bonds are subject generally to interest-rate, credit, liquidity, call and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate and rate increases can cause price declines.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Floating Rate Income Fund from September 1, 2021 to February 28, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.12	$8.84	$3.88	$3.64
Ending value (after expenses)	$1,006.30	$1,002.50	$1,007.60	$1,008.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.16	$8.90	$3.91	$3.66
Ending value (after expenses)	$1,019.69	$1,015.97	$1,020.93	$1,021.17
†

Expenses are equal to the fund’s annualized expense ratio of 1.03% for Class A, 1.78% for Class C, .78% for Class I and .73% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 9.2%
Automobiles & Components - .2%
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	1,343,000	[b,c]	1,218,501
Building Materials - ..2%
Eco Material Technologies, Sr. Scd. Notes		7.88	1/31/2027	1,370,000	[b]	1,387,084
Chemicals - .5%
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	1,370,000	[b,d]	1,379,864
Kobe US Midco 2, Sr. Unscd. Notes		9.25	11/1/2026	1,146,000	[b,d]	1,157,460
Olympus Water US Holding, Sr. Unscd. Notes		6.25	10/1/2029	1,660,000	[b,c]	1,524,975
					4,062,299
Collateralized Loan Obligations Debt - 3.2%
Arbour VII CLO, Ser. 7A, CI. E, 3 Month EURIBOR +6.40%	EUR	6.40	3/15/2033	1,000,000	[b,e]	1,092,507
Ares European XII CLO, Ser. 12A, Cl. E, 3 Month EURIBOR +6.10%	EUR	6.10	4/20/2032	1,450,000	[b,e]	1,552,873
Babson Euro CLO, Ser. 2014-2A, Cl. FR, 3 Month EURIBOR +7.00%	EUR	7.00	11/25/2029	2,000,000	[b,e]	2,106,065
Barings I CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		5.74	4/15/2031	2,900,000	[b,e]	2,721,685
Barings III CLO, Ser. 2019-3A, Cl. ER, 3 Month LIBOR +6.70%		6.95	4/20/2031	1,000,000	[b,e]	983,453
Battalion XVI CLO, Ser. 2019-16A, Cl. ER, 3 Month LIBOR +6.75%		7.00	12/19/2032	2,000,000	[b,e]	1,972,628
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. ER, 3 Month EURIBOR +6.20%	EUR	6.20	7/25/2035	1,175,000	[b,e]	1,242,133
KKR 23 CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		6.25	10/20/2031	2,000,000	[b,e]	1,884,402
KKR 26 CLO, Ser. 26, Cl. ER, 3 Month LIBOR +7.15%		7.39	10/15/2034	1,000,000	[b,e]	960,526
KKR 27 CLO, Ser. 27A, CI. ER, 3 Month TSFR +6.50%		6.73	10/15/2032	2,000,000	[b,e]	1,999,618
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. D, 3 Month LIBOR +2.50%		2.74	4/15/2029	765,000	[b,e]	756,002
Neuberger Berman Loan Advisers 24 CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		6.27	4/19/2030	1,000,000	[b,e]	970,182
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.29	4/17/2031	2,000,000	[b,e]	1,831,716
Sound Point XXXIII CLO, Ser. 2022-1A, Cl. E, 3 Month TSFR +6.70%		6.70	4/25/2035	2,000,000	[b,e,f]	1,967,998
St. Pauls CLO, Ser. 11-A, Cl. E, 3 Month EURIBOR +6.00%	EUR	6.00	1/17/2032	1,000,000	[b,e]	1,066,807

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 9.2% (continued)
Collateralized Loan Obligations Debt - 3.2% (continued)
Trimaran CAVU CLO, Ser. 2019-1A, CI. E, 3 Month LIBOR +7.04%		7.29	7/20/2032	2,840,000	[b,e]	2,735,710
York 1 CLO, Ser. 2014-1A, Cl. DRR, 3 Month LIBOR +3.01%		3.27	10/22/2029	570,000	[b,e]	567,780
					26,412,085
Commercial & Professional Services - 1.0%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	2,000,000	[b]	1,791,570
APX Group, Gtd. Notes		5.75	7/15/2029	1,000,000	[b]	898,105
BCP V Modular Services Finance II, Sr. Scd. Bonds	EUR	4.75	11/30/2028	1,070,000	[b]	1,144,580
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	1,550,000	[b,c]	1,408,469
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	1,650,000	[b]	1,744,912
WW International, Sr. Scd. Notes		4.50	4/15/2029	1,394,000	[b,c]	1,173,016
					8,160,652
Consumer Discretionary - 1.7%
Allen Media, Gtd. Notes		10.50	2/15/2028	1,650,000	[b]	1,642,080
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	525,000	[b]	615,578
Deuce Finco, Sr. Scd. Bonds, 3 Month EURIBOR +4.75%	EUR	4.75	6/15/2027	2,000,000	[b,e]	2,239,197
Everi Holdings, Gtd. Notes		5.00	7/15/2029	1,740,000	[b]	1,708,484
Motion Bondco, Sr. Scd. Notes	EUR	4.50	11/15/2027	2,000,000	[b]	2,075,591
NCL, Gtd. Notes		5.88	3/15/2026	1,865,000	[b]	1,796,927
NCL, Sr. Scd. Notes		5.88	2/15/2027	800,000	[b]	801,960
Royal Caribbean Cruises, Sr. Unscd. Notes		5.38	7/15/2027	814,000	[b]	800,715
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	1,415,000		1,542,415
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	340,000	[b]	370,616
					13,593,563
Industrial - .2%
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	1,585,000	[b,d]	1,658,916
Information Technology - .1%
Minerva Merger Sub, Sr. Unscd. Notes		6.50	2/15/2030	1,256,000	[b]	1,210,960
Internet Software & Services - .3%
Endurance International Group Holdings, Sr. Unscd. Notes		6.00	2/15/2029	1,270,000	[b]	1,037,253
Northwest Fiber, Sr. Scd. Notes		4.75	4/30/2027	433,000	[b]	403,006
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	1,440,000	[b,c]	1,262,333
					2,702,592
Materials - .7%
Kleopatra Finco, Sr. Scd. Bonds	EUR	4.25	3/1/2026	1,000,000	[b]	1,009,125
LABL, Sr. Unscd. Notes		8.25	11/1/2029	2,143,000	[b,c]	1,997,008

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 9.2% (continued)
Materials - .7% (continued)
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	2,376,000	[b]	2,338,661
					5,344,794
Retailing - .8%
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	1,975,000	[b,d]	1,839,969
Park River Holdings, Gtd. Notes		5.63	2/1/2029	1,400,000	[b]	1,209,761
Staples, Sr. Unscd. Notes		10.75	4/15/2027	1,500,000	[b]	1,399,777
The Michaels Companies, Sr. Scd. Notes		5.25	5/1/2028	2,000,000	[b]	1,873,240
					6,322,747
Technology Hardware & Equipment - .2%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	1,100,000	[b]	1,251,845
Telecommunication Services - .1%
Altice France, Sr. Scd. Notes		5.50	10/15/2029	1,321,000	[b]	1,212,235
Total Bonds and Notes (cost $77,956,661)				74,538,273

Floating Rate Loan Interests - 87.3%
Advertising - 3.2%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 3 Month LIBOR +3.25%		3.76	12/4/2024	2,654,259	[e]	2,643,641
ABG Intermediate Holdings 2, Second Lien Initial Term Loan, 3 Month Term SOFR +6.00%		6.50	12/20/2029	1,540,000	[e]	1,549,625
Advantage Sales & Marketing, Term Loan B-1, 1-3 Month LIBOR +4.50%		5.25	10/28/2027	2,863,719	[e]	2,838,676
Clear Channel Outdoor Holdings, Term Loan B, 1-3 Month LIBOR +3.50%		3.75	8/21/2026	4,467,688	[e]	4,391,067
Dotdash Meredith, Term Loan B, 3 Month Term SOFR +4.00%		4.50	12/1/2028	3,076,753	[e]	3,065,231
Polyconcept North America, First Lien Closing Date Term Loan, 3 Month LIBOR +4.50%		5.50	8/16/2023	3,017,014	[e]	3,000,677
Red Ventures, First Lien Term Loan B-3, 1 Month LIBOR +3.50%		4.25	11/8/2024	1,959,853	[e]	1,957,403
Summer BC Holdco B, USD Additional Facility Term Loan B-2, 3 Month LIBOR +4.50%		5.25	12/25/2026	2,242,219	[e]	2,232,869
Terrier Media Buyer, 2021 Refinancing Term Loan B, 1 Month LIBOR +3.50%		3.71	12/17/2026	4,442,853	[e]	4,392,871
					26,072,060

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.3% (continued)
Aerospace & Defense - .4%
Propulsion BC Finco, Term Loan, 1 Month Term SOFR +4.00%		4.50	2/10/2029	3,508,332	[e]	3,508,332
Agriculture - .2%
Artisan Newco, Term Loan B, 3 Month EURIBOR +5.00%	EUR	5.00	2/1/2029	1,500,000	[e]	1,665,056
Airlines - 1.1%
AAdvantage Loyalty, Initial Term Loan, 3 Month LIBOR +4.75%		5.50	4/20/2028	5,660,455	[e]	5,777,202
Mileage Plus Holdings, Initial Term Loan, 3 Month LIBOR +5.25%		6.25	6/20/2027	2,800,000	[e]	2,932,132
					8,709,334
Automobiles & Components - 1.1%
AL-KO Vehicle Technology, Initial German Borrower Euro Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	10/4/2028	464,053	[e]	513,165
Clarios Global, First Lien Amendment No. 1 Dollar Term Loan, 1 Month LIBOR +3.25%		3.46	3/5/2028	2,609,649	[e]	2,587,363
Clarios Global, First Lien Amendment No. 1 Euro Term Loan, 1 Month EURIBOR +3.25%	EUR	3.25	3/5/2028	2,000,000	[e]	2,178,028
Dexko Global, Delayed Draw Euro Commitment Term Loan, 3 Month EURIBOR +0.00%	EUR	0.00	10/4/2028	143,585	[e,g]	158,780
Dexko Global, Initial Lead Borrower Euro Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	10/4/2028	892,363	[e]	986,804
Truck Hero, Initial Term Loan, 1 Month LIBOR +3.25%		4.00	2/24/2028	2,938,951	[e]	2,892,692
					9,316,832
Building Materials - 1.7%
Cornerstone Building, New Term Loan B, 1 Month LIBOR +3.25%		3.75	4/12/2028	5,211,641	[e]	5,103,057
CP Atlas Buyer, Term Loan B, 3 Month LIBOR +3.75%		4.25	11/23/2027	4,285,374	[e]	4,213,830
Tamko Building Products, Initial Term Loan, 1-3 Month LIBOR +3.00%		3.34	5/31/2026	1,984,460	[e]	1,972,890
Watlow Electric Manufacturing, Term Loan B, 3 Month LIBOR +3.75%		4.25	3/2/2028	2,908,591	[e]	2,884,348
					14,174,125
Chemicals - 3.8%
Albaugh, Term Loan B, 3 Month LIBOR +3.75%		4.75	2/18/2029	2,677,543	[e]	2,674,196

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.3% (continued)
Chemicals - 3.8% (continued)
Aruba Investment Holding, First Lien Initial Dollar Term Loan, 6 Month LIBOR +3.75%		4.50	11/24/2027	2,205,739	[e]	2,198,847
Flexsys Holdings, Initial Term Loan, 3 Month LIBOR +5.25%		6.00	11/1/2028	2,970,000	[e]	2,970,000
Herens US Holdco, USD Facility Term Loan B, 1 Month LIBOR +4.00%		4.75	7/2/2028	2,403,668	[e]	2,392,959
INEOS US Finance, 2028 Dollar Term Loan, 3 Month LIBOR +2.50%		3.00	11/9/2028	2,846,300	[e]	2,814,279
LSF11 Skyscraper Holdco, USD Facility Term Loan B-3, 3 Month LIBOR +3.50%		4.25	9/30/2027	4,023,505	[e]	4,017,229
Natgasoline, Initial Term Loan, 1 Month LIBOR +3.50%		3.75	11/14/2025	3,448,768	[e]	3,401,347
Olympus Water US Holding, Initial Dollar Term Loan, 3 Month LIBOR +3.75%		4.25	11/9/2028	2,161,383	[e]	2,137,878
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75%		4.99	10/16/2025	3,054,520	[e]	3,027,792
Sparta US HoldCo, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.25	8/2/2028	3,048,226	[e]	3,036,795
Venator Finance, Initial Term Loan, 1 Month LIBOR +3.00%		3.21	8/8/2024	2,559,948	[e]	2,511,949
					31,183,271
Commercial & Professional Services - 8.3%
Adtalem Global Education, Term Loan B, 1 Month LIBOR +4.50%		5.25	8/12/2028	2,302,000	[e]	2,282,099
AG Group Holdings, Initial Term Loan, 1 Month Term SOFR +4.25%		4.75	12/29/2028	2,575,693	[e]	2,563,883
Albion Acquisitions, Term Loan B, 3 Month EURIBOR +5.25%	EUR	5.25	7/31/2026	2,000,000	[e]	2,239,697
Albion Acquisitions, Term Loan B, 3 Month LIBOR +5.25%		5.75	7/31/2026	1,818,182	[e]	1,807,391
American Auto Auction, First Lien Tranche Term Loan B, 3 Month Term SOFR +5.00%		5.75	12/30/2027	3,050,000	[e]	3,011,875
APX Group, Initial Term Loan, 1 Month LIBOR +3.50% and 3 Month PRIME +2.50%		4.88	7/9/2028	3,297,749	[e]	3,280,733
AVSC Holding, Term Loan B-1, 3 Month LIBOR +3.50%		4.50	3/1/2025	2,739,907	[e]	2,540,880
BCP V Modular Services Holdings, Term Loan B, 3 Month EURIBOR +4.50%	EUR	4.50	12/31/2028	1,500,000	[e]	1,636,935

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.3% (continued)
Commercial & Professional Services - 8.3% (continued)
Cast & Crew, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		3.71	2/7/2026	2,256,549	[e]	2,247,150
Cast & Crew, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		4.25	12/30/2028	188,210	[e]	187,347
Creative Artists Agency, Incremental Term Loan, 1 Month LIBOR +3.75%		3.96	11/26/2026	3,446,936	[e]	3,433,476
EAB Global, Term Loan, 1-3 Month LIBOR +3.50%		4.00	8/16/2028	3,020,785	[e]	2,994,353
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.00	1/31/2024	2,412,151	[e]	2,412,537
Employbridge, Term Loan B, 3 Month LIBOR +4.75%		5.50	7/19/2028	2,746,719	[e]	2,724,168
Ensemble RCM, Closing Date Term Loan, 3 Month LIBOR +3.75%		4.05	8/1/2026	2,956,150	[e]	2,948,139
National Intergovernment, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		3.72	5/23/2025	3,115,399	[e]	3,099,822
PECF USS Intermediate Holding, Initial Term Loan, 1 Month LIBOR +4.25%		4.75	12/17/2028	3,185,621	[e]	3,173,929
Praesidiad, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	10/4/2024	1,500,000	[e]	1,505,631
Pre-Paid Legal Services, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.25	12/15/2028	3,349,150	[e]	3,328,218
RLG Holdings, First Lien Closing Date Initial Term Loan, 3 Month LIBOR +4.25%		5.00	7/8/2028	2,831,949	[e]	2,822,221
Safe Fleet Holdings, 2022 Initial Term Loan, 1 Month Term SOFR +4.00%		4.25	2/23/2029	2,479,592	[e]	2,459,458
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%		3.75	2/6/2024	3,153,057	[e]	3,022,205
The Hertz, Initial Term Loan B, 1 Month LIBOR +3.25%		3.75	6/30/2028	1,951,249	[e]	1,946,010
The Hertz, Initial Term Loan C, 1 Month LIBOR +3.25%		3.75	6/30/2028	369,583	[e]	368,591
Trans Union, 2021 Incremental Term Loan B-6, 1 Month LIBOR +2.00%		2.50	12/1/2028	1,786,074	[e]	1,768,955
Vaco Holdings, Initial Term Loan, 1 Month Term SOFR +5.00%		5.75	1/21/2029	618,865	[e,g]	616,931
Verscend Holding, New Term Loan B, 1 Month LIBOR +4.00%		4.21	8/27/2025	4,825,564	[e]	4,818,036

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.3% (continued)
Commercial & Professional Services - 8.3% (continued)
WP/AP Holdings, Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	11/18/2028	2,000,000	[e]	2,230,391
					67,471,061
Consumer Discretionary - 7.4%
AI Aqua Merger, Delayed Draw Term Loan, 1 Month Term SOFR +4.00%		4.50	7/30/2028	698,550	[e,g]	694,331
AI Aqua Merger, Term Loan, 1 Month Term SOFR +4.00%		4.50	7/30/2028	3,073,621	[e]	3,055,056
Allen Media, Term Loan B, 3 Month LIBOR +5.50%		5.63	2/10/2027	4,318,823	[e]	4,305,780
AP Gaming I, Term Loan B, 3 Month Term LIBOR +3.50%		4.50	2/15/2024	3,757,655	[e]	3,749,050
AP Gaming I, Term Loan B, 3 Month Term SOFR +4.00%		4.75	2/9/2029	368,817	[e]	367,972
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +3.50%		3.71	7/20/2025	6,229,055	[e]	6,209,589
Carnival, 2021 Advance Incremental Term Loan B, 3 Month LIBOR +3.25%		4.00	10/18/2028	3,032,366	[e]	3,003,301
Carnival, EUR Senior Secured Term Loan B, 6 Month EURIBOR +3.75%	EUR	3.75	6/30/2025	1,488,665	[e]	1,655,779
Carnival, New Term Loan B, 3 Month LIBOR +3.00%		3.75	6/30/2025	1,522,240	[e]	1,506,257
Crown Finance US, Initial Term Loan B-1, 3 Month LIBOR +7.00%		7.00	5/23/2024	1,077,841	[d]	1,277,802
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%		4.41	12/12/2025	3,254,400	[e]	3,249,307
Fertitta Entertainment, Initial Term Loan B, 1 Month Term SOFR +4.00%		4.50	1/27/2029	2,500,000	[e]	2,492,188
Great Canadian Gaming, Term Loan B, 3 Month LIBOR +4.00%		4.75	11/1/2026	2,768,292	[e]	2,761,953
Piolin BidCo, Facility Term Loan B-1, 6 Month EURIBOR +3.75%	EUR	3.75	9/17/2026	2,000,000	[e]	2,190,261
Scientific Games Holdings, Term Loan B2, 1 Month Term SOFR +3.50%		4.00	2/4/2029	5,423,023	[e]	5,395,908
Stars Group Holdings, 2021 Refinancing Euro Term Loan, 3 Month EURIBOR +2.50%	EUR	3.75	7/10/2025	2,000,000	[e]	2,214,469
Tecta America, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		5.00	4/9/2028	3,557,973	[e]	3,546,855
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR +4.00%		4.21	1/25/2024	1,878,792	[e]	1,775,928

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.3% (continued)
Consumer Discretionary - 7.4% (continued)
UFC Holdings, Term Loan B-3, 6 Month LIBOR +2.75%		3.50	4/29/2026	3,318,073	[e]	3,280,297
Varsity Brands Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.50	12/15/2024	3,372,033	[e]	3,281,764
William Morris Endeavor, New Term Loan B-1, 1 Month LIBOR +2.75%		2.96	5/18/2025	4,115,822	[e]	4,024,080
					60,037,927
Consumer Staples - .6%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 3 Month LIBOR +3.75%		4.25	12/22/2026	3,059,743	[e]	2,837,912
Rainbow Finco, Term Loan B, 3 Month EURIBOR +3.75%	EUR	3.75	2/1/2029	2,000,000	[e]	2,216,151
					5,054,063
Diversified Financials - 1.9%
Apex Group Treasury, EUR Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	7/27/2028	1,500,000	[e]	1,674,248
Apex Group Treasury, Term Loan, 1 Month LIBOR +3.75%		4.25	7/27/2028	3,000,000	[e]	2,981,250
Paysafe Holdings US, Term Loan Facility B-2, 1 Month EURIBOR +3.00%	EUR	3.00	6/24/2028	2,000,000	[e]	2,107,591
Russell Investments US, New 2025 Term Loan, 6 Month LIBOR +3.50%		4.50	5/30/2025	3,110,000	[e]	3,093,004
Tegra118 Wealth Solutions, Initial Term Loan, 3 Month LIBOR +4.00%		4.49	2/18/2027	2,778,619	[e]	2,776,021
VFH Parent, Initial Term Loan, 3 Month SOFR +3.00%		3.50	1/13/2029	3,250,000	[e]	3,229,184
					15,861,298
Energy - 3.2%
BCP Renaissance Parent, Term Loan B-3, 3 Month Term SOFR +3.50%		4.50	10/31/2026	2,105,453	[e]	2,097,557
CQP Holdco, Initial Term Loan, 3 Month LIBOR +3.75%		4.25	6/4/2028	3,992,481	[e]	3,976,791
Freeport LNG Investments, Initial Term Loan B, 3 Month LIBOR +3.50%		4.00	12/21/2028	3,703,026	[e]	3,673,401
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		4.46	7/18/2025	1,714,218	[e]	1,676,506
Lucid Energy Group II, First Lien Term Loan, 3 Month LIBOR +4.25%		5.00	11/22/2028	4,640,000	[e]	4,620,651

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.3% (continued)
Energy - 3.2% (continued)
Oryx Midstream Services, Term Loan B, 3 Month LIBOR +3.25%		3.75	10/5/2028	3,060,000	[e]	3,039,238
Traverse Midstream Partners, Advance Term Loan, 3 Month Term SOFR +4.25%		5.25	9/27/2024	4,243,032	[e]	4,237,728
WaterBridge Midstream Operating, Initial Term Loan, 3 Month LIBOR +5.75%		6.75	6/21/2026	2,488,848	[e]	2,398,179
					25,720,051
Environmental Control - 1.4%
Filtration Group, Initial Euro Term Loan, 3 Month EURIBOR +3.50%	EUR	3.50	3/29/2025	1,961,837	[e]	2,162,590
Northstar Group Services, Term Loan B, 1 Month LIBOR +5.50%		6.50	11/12/2026	2,230,742	[e]	2,219,589
Packers Holdings, Initial Term Loan, 6 Month LIBOR +3.25%		4.00	3/9/2028	3,262,164	[e]	3,210,181
Waterlogic USA Holdings, Facility Term Loan B-2, 3 Month LIBOR +4.75%		5.25	8/12/2028	4,137,908	[e]	4,122,391
					11,714,751
Food Products - 1.3%
Atkins Nutritionals Holdings, Initial Term Loan, 1 Month Term SOFR +3.35%		3.75	7/7/2024	1,380,231	[e]	1,384,544
BCPE North Star US Holdco, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.75	6/10/2028	2,350,490	[e]	2,333,837
Primary Products Finance, Term Loan, 1 Month LIBOR +4.00%		4.50	10/25/2028	3,639,702	[e]	3,655,171
Sovos Brands Intermediate, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.50	6/8/2028	3,118,925	[e]	3,111,127
					10,484,679
Food Service - .4%
TKC Holdings, Term Loan, 3 Month LIBOR +5.50%		6.50	5/14/2028	2,930,697	[e]	2,910,549
Forest Products & Paper - .4%
Spa Holdings 3, Term Loan B, 3 Month EURIBOR +3.75%	EUR	3.75	2/4/2028	1,000,000	[e]	1,101,858
SPA US HoldCo, USD Facility Term Loan B, 3 Month LIBOR +4.00%		4.75	2/4/2028	2,505,546	[e]	2,499,283
					3,601,141
Health Care - 10.8%
Agiliti Health, Amendment No. 2 Term Loan, 1 Month LIBOR +2.75%		3.50	1/4/2026	164,731	[e]	163,907

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.3% (continued)
Health Care - 10.8% (continued)
Agiliti Health, Term Loan, 1 Month LIBOR +2.75%		2.88	1/4/2026	2,564,322	[e]	2,548,295
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	4/21/2024	2,931,220	[e]	2,725,580
Albany Molecular Research, Term Loan, 1-3 Month LIBOR +3.75%		4.50	8/30/2026	3,001,087	[e]	2,984,731
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%		3.96	2/21/2026	3,915,666	[e]	3,856,931
CAB SELARL, Facility Term Loan B, 6 Month EURIBOR +3.00%	EUR	3.00	2/9/2028	1,500,000	[e]	1,615,441
Diaverum Holding, Facility Term Loan B, 3 Month EURIBOR +3.25%	EUR	3.25	7/31/2024	2,000,000	[e]	2,187,682
Electron Bidco, Initial Term Loan, 1 Month LIBOR +3.25%		3.75	11/1/2028	2,961,428	[e]	2,936,448
eResearchTechnology, First Lien Initial Term Loan, 1 Month LIBOR +4.50%		5.50	2/4/2027	2,979,057	[e]	2,980,397
Financiere Mendel, Term Loan, 6 Month EURIBOR +4.25%	EUR	4.25	4/12/2026	3,000,000	[e]	3,354,819
Finthrive Software Intermediate, Term Loan, 6 Month LIBOR +4.00%		4.50	12/17/2028	4,148,830	[e]	4,128,086
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%		4.75	10/1/2027	4,115,963	[e]	4,102,257
Global Medical Response, 2020 Term Loan, 3 Month LIBOR +4.25%		5.25	10/2/2025	3,267,000	[e]	3,255,566
Inovie, Senior Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	12/15/2028	1,500,000	[e]	1,665,292
LifePoint Health, First Lien Term Loan B, 1 Month LIBOR +3.75%		3.96	11/16/2025	2,292,842	[e]	2,271,645
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		4.46	8/31/2026	3,587,717	[e]	3,569,779
Mozart Borrower, Initial Dollar Term Loan, 1 Month LIBOR +3.25%		3.75	10/21/2028	2,170,185	[e]	2,151,532
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.25	4/22/2027	5,363,050	[e]	5,338,755
Organon & Co., Senior Secured Dollar Term Loan, 6 Month LIBOR +3.00%		3.50	6/2/2028	3,218,371	[e]	3,209,328
Ortho-Clinical Diagnostics, 2020 Incremental Euro Term Loan, 3 Month EURIBOR +3.50%	EUR	3.50	6/30/2025	2,082,743	[e]	2,328,223

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.3% (continued)
Health Care - 10.8% (continued)
Ortho-Clinical Diagnostics, Refinancing Term Loan, 1 Month LIBOR +3.00%		3.11	6/30/2025	309,725	[e]	308,531
Pathway Vet Alliance, 2021 Replacement Term Loan, 1 Month LIBOR +3.75%		3.96	3/31/2027	3,022,645	[e]	3,002,242
PetVet Care Centers, 2021 First Lien New Term Loan, 1 Month LIBOR +3.50%		4.25	2/15/2025	1,256,738	[e]	1,249,983
PetVet Care Centers, First Lien Initial Term Loan, 1 Month LIBOR +2.75%		2.96	2/14/2025	2,111,520	[e]	2,086,445
PetVet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		6.46	2/15/2026	1,488,652	[e]	1,487,722
Phoenix Newco, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.00	11/15/2028	3,873,057	[e]	3,848,037
Pluto Acquisition I, 2021 First Lien Term Loan, 1 Month LIBOR +4.00%		4.21	6/20/2026	1,993,612	[e]	1,978,660
Resonetics, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.75	4/28/2028	3,271,849	[e]	3,255,490
Sharp Midco, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.50	12/14/2028	2,937,329	[e]	2,926,314
Surgery Center Holdings, 2021 New Term Loan, 1 Month LIBOR +3.75%		4.50	8/31/2026	3,807,851	[e]	3,779,978
Upstream Newco, August 2021 Incremental Term Loan, 1 Month LIBOR +4.25%		4.46	11/20/2026	2,649,786	[e]	2,637,094
WCG Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.00	1/8/2027	4,356,783	[e]	4,341,817
					88,277,007
Industrial - 2.9%
Brand Industrial Services, Initial Term Loan, 3 Month LIBOR +4.25%		5.25	6/21/2024	1,330,184	[e]	1,274,170
CTEC III GmbH, Term Loan B, 3 Month EURIBOR +3.75%	EUR	3.75	1/19/2029	1,500,000	[e]	1,666,461
KP Germany Erste GmbH, Facility Term Loan B, 6 Month EURIBOR +4.75%	EUR	4.75	2/9/2026	2,000,000	[e]	2,095,190
Osmose Utilities Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.75	6/22/2028	2,630,769	[e]	2,599,529

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.3% (continued)
Industrial - 2.9% (continued)
Platin2025, Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	12/21/2028	1,500,000	[e]	1,670,892
Pro Mach Group, Delayed Draw Term Loan, 3 Month LIBOR +0.00%		0.00	8/31/2028	143,799	[e,g]	143,791
Pro Mach Group, Initial Term Loan, 3 Month LIBOR +4.00%		5.00	8/31/2028	2,094,468	[e]	2,094,342
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%		7.25	7/18/2025	2,381,681	[e]	2,357,864
Titan Acquisition, Initial Term Loan, 1 Month LIBOR +3.00%		3.35	3/28/2025	1,974,550	[e]	1,940,410
TK Elevator Midco GmbH, Term Loan, 3 Month EURIBOR +3.63%	EUR	3.63	7/31/2027	2,000,000	[e]	2,219,526
USIC Holdings, 2021 Term Loan, 1 Month LIBOR +3.50%		4.25	5/14/2028	2,740,371	[e]	2,705,254
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		5.00	3/8/2025	2,983,750	[e]	2,927,805
					23,695,234
Information Technology - 9.1%
Ascend Learning, Initial Term Loan, 1 Month LIBOR +3.50%		4.00	12/10/2028	2,553,542	[e]	2,524,215
Boxer Parent, 2021 Replacement Dollar Term Loan, 3 Month LIBOR +3.75%		3.97	10/2/2025	4,646,831	[e]	4,600,153
Cornerstone Ondemand, Initial Term Loan, 3 Month LIBOR +3.75%		4.25	10/15/2028	4,494,795	[e]	4,461,106
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		5.00	12/16/2025	2,973,639	[e]	2,957,135
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.21	10/16/2026	4,872,927	[e]	4,859,381
DCert Buyer, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		7.21	2/16/2029	1,000,000	[e]	1,000,250
Dun & Bradstreet, Term Loan B, 1 Month LIBOR +3.25%		3.46	2/8/2026	4,346,245	[e]	4,306,390
ECL Entertainment, Term Loan B, 3 Month LIBOR +7.50%		8.25	4/30/2028	1,771,100	[e]	1,817,591
EP Purchaser, Closing Date Term Loan, 3 Month LIBOR +3.50%		4.00	11/4/2028	3,840,000	[e]	3,824,563
Finastra USA, First Lien Dollar Term Loan, 6 Month LIBOR +3.50%		4.50	6/13/2024	7,850,027	[e]	7,751,902
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%		4.75	12/1/2027	5,282,181	[e]	5,280,305

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.3% (continued)
Information Technology - 9.1% (continued)
Hyland Software, 2018 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.25	7/1/2024	4,950,253	[e]	4,936,071
Ivanti Software, First Amendment Term Loan, 3 Month LIBOR +4.00%	4.75	12/1/2027	997,501	[e]	982,124
Ivanti Software, First Lien Term Loan B, 3 Month LIBOR +4.25%	5.00	12/1/2027	3,715,521	[e]	3,671,399
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	4.25	10/15/2028	3,138,564	[e]	3,100,399
Mitchell International, Second Lien Initial Term Loan, 3 Month LIBOR +6.50%	7.00	10/15/2029	784,615	[e]	780,202
Polaris Newco, First Lien Dollar Term Loan, 3 Month LIBOR +4.00%	4.50	6/4/2028	3,206,297	[e]	3,192,093
Skopima Consilio Parent, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	4.50	5/17/2028	3,446,200	[e]	3,409,894
Thoughtworks, Initial Term Loan, 1 Month LIBOR +2.75%	3.25	3/26/2028	2,720,822	[e]	2,708,075
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%	3.96	7/3/2026	3,560,683	[e]	3,542,897
UKG, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	3.96	5/3/2026	4,442,339	[e]	4,416,907
				74,123,052
Insurance - 3.6%
Alliant Holdings Intermediate, 2021-2 New Term Loan, 1 Month LIBOR +3.50%	4.00	11/12/2027	3,873,645	[e]	3,848,641
Asurion, New Term Loan B-4, 1 Month LIBOR +5.25%	5.46	1/15/2029	3,004,663	[e]	2,975,864
Asurion, New Term Loan B-8, 1 Month LIBOR +3.25%	3.46	12/23/2026	4,316,509	[e]	4,248,395
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	5.46	2/3/2028	5,717,585	[e]	5,661,839
HUB International, Incremental Term Loan B-3, 3 Month LIBOR +3.25%	4.00	4/25/2025	3,545,795	[e]	3,526,187
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.71	2/28/2025	4,136,146	[e]	4,129,260
Sedgwick Claims Management Services, 2019 New Term Loan, 1 Month LIBOR +3.75%	3.96	9/3/2026	1,757,796	[e]	1,747,082

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.3% (continued)
Insurance - 3.6% (continued)
Sedgwick Claims Management Services, 2020 Term Loan, 1 Month LIBOR +4.25%		5.25	9/3/2026	125,558	[e]	125,649
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%		3.46	12/31/2025	3,150,135	[e]	3,114,696
					29,377,613
Internet Software & Services - 2.5%
Eagle Broadband Investments, Initial Term Loan, 3 Month LIBOR +3.00%		3.75	11/12/2027	3,171,848	[e]	3,151,357
Endure Digital, Initial Term Loan, 6 Month LIBOR +3.50%		4.25	2/10/2028	5,293,400	[e]	5,114,748
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.75%		4.97	4/1/2028	2,845,700	[e]	2,838,145
Proofpoint, Initial Term Loan, 3 Month LIBOR +3.25%		3.76	8/31/2028	2,166,268	[e]	2,145,558
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%		4.00	9/28/2023	3,179,842	[e]	3,159,967
WeddingWire, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.72	12/21/2025	3,698,933	[e]	3,701,245
					20,111,020
Materials - 4.0%
Berlin Packaging, Tranche Term Loan B-5, 1-3 Month LIBOR +3.75%		4.25	3/11/2028	1,793,165	[e]	1,784,199
Charter Nex US, 2021 Refinancing Term Loan, 1 Month LIBOR +3.75%		4.50	12/1/2027	2,196,496	[e]	2,189,830
Grinding Media, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.75	10/12/2028	4,145,813	[e]	4,104,355
Kouti, Term Loan, 3 Month EURIBOR +3.75%	EUR	3.75	8/31/2028	3,359,000	[e]	3,706,244
LABL, Initial Dollar Term Loan, 3 Month LIBOR +5.00%		5.50	10/29/2028	4,350,000	[e]	4,334,144
MAR Bidco, USD Facility Term Loan B, 3 Month LIBOR +4.25%		4.75	6/28/2028	3,127,640	[e]	3,112,017
Mauser Packaging Solutions, Initial Term Loan, 1 Month LIBOR +3.25%		3.36	4/3/2024	2,481,845	[e]	2,444,617
Proampac PG Borrower, 2020-1 Term Loan, 3 Month LIBOR +3.75%		4.50	11/3/2025	5,014,664	[e]	4,987,084

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.3% (continued)
Materials - 4.0% (continued)
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%	4.50	5/1/2024	1,625,304	[e]	1,557,407
Tosca Services, 2021 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.25	8/18/2027	2,690,484	[e]	2,661,332
Valcour Packaging, Second Lien Initial Term Loan, 3 Month LIBOR +7.00%	7.50	9/30/2029	1,720,000	[e]	1,694,200
				32,575,429
Media - 2.2%
Banijay Group US Holding, USD Facility Term Loan B, 1 Month LIBOR +3.75%	3.86	3/1/2025	4,023,834	[e]	3,995,325
CSC Holdings, 2017 Refinancing Term Loan, 1 Month LIBOR +2.25%	2.44	7/17/2025	2,500,000	[e]	2,429,875
DIRECTV Financing, Closing Date Term Loan, 3 Month LIBOR +5.00%	5.75	8/2/2027	5,434,734	[e]	5,428,457
Radiate Holdco, Amendment No. 6 New Term Loan, 1 Month LIBOR +3.25%	4.00	9/25/2026	5,865,670	[e]	5,811,589
				17,665,246
Retailing - 4.9%
Academy, Refinancing Term Loan, 1 Month LIBOR +3.75%	4.50	11/6/2027	2,149,173	[e]	2,148,496
Great Outdoors Group, Term Loan B-2, 3 Month LIBOR +3.75%	4.50	3/5/2028	7,098,188	[e]	7,073,344
IRB Holding, 2022 Replacement Term Loan B, 3 Month Term SOFR +3.00%	3.75	12/15/2027	1,573,544	[e]	1,560,759
LBM Acquisition, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	4.50	12/18/2027	4,163,171	[e]	4,105,948
LS Group OpCo Acquistion, Initial Term Loan, 3 Month LIBOR +3.25%	4.00	11/2/2027	2,192,140	[e]	2,178,439
Park River Holdings, Initial Term Loan, 3 Month LIBOR +3.25%	4.00	12/28/2027	3,854,641	[e]	3,801,640
Petco Health & Wellness, First Lien Initial Term Loan, 3 Month LIBOR +3.25%	4.00	3/4/2028	1,917,969	[e]	1,908,024
PetSmart, Initial Term Loan, 3 Month LIBOR +3.75%	4.50	2/12/2028	2,398,348	[e]	2,389,606

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.3% (continued)
Retailing - 4.9% (continued)
SRS Distribution, 2021 Refinancing Term Loan, 3 Month LIBOR +3.75%		4.26	6/4/2028	2,865,858	[e]	2,838,103
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		5.32	4/12/2026	4,141,369	[e]	3,943,370
White Cap Buyer, Initial Closing Date Term Loan, 1 Month Term SOFR +3.75%		4.25	10/19/2027	2,873,182	[e]	2,854,104
Winterfell Financing, Term Loan, 3 Month EURIBOR +2.93%	EUR	3.50	5/4/2028	2,000,000	[e]	2,183,231
Woof Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.50	12/21/2027	3,046,208	[e]	3,023,361
					40,008,425
Semiconductors & Semiconductor Equipment - .8%
Bright Bidco, 2018 Refinancing Term Loan B, 3 Month LIBOR +3.50%		4.50	6/30/2024	1,835,604	[e]	1,392,765
Natel Engineering, Initial Term Loan, 1-6 Month LIBOR +6.25%		7.25	4/30/2026	2,999,191	[e]	2,936,718
Ultra Clean Holdings, Second Amendment Term Loan B, 1 Month LIBOR +3.75%		3.96	8/27/2025	2,460,968	[e]	2,462,001
					6,791,484
Technology Hardware & Equipment - 4.0%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%		3.96	2/27/2025	1,887,304	[e]	1,871,526
Atlas CC Acquisition, First Lien Term Loan B, 3 Month LIBOR +4.25%		5.00	5/25/2028	3,970,625	[e]	3,960,083
Atlas CC Acquisition, First Lien Term Loan C, 3 Month LIBOR +4.25%		5.00	5/25/2028	807,585	[e]	805,441
Condor Merger Sub, Tranche Term Loan B-1, 1 Month Term SOFR +4.00%		4.50	2/3/2029	4,140,000	[e]	4,089,968
Condor Merger Sub, Tranche Term Loan B-2, 3 Month EURIBOR +4.25%	EUR	4.25	2/3/2029	1,000,000	[e]	1,109,572
Marnix SAS, Additional Term Loan B, 3 Month SOFR +4.00%		4.50	8/2/2028	1,592,847	[e]	1,586,874
McAfee, USD Term Loan B, 3 Month LIBOR +2.75%		6.00	9/29/2024	4,340,878	[e]	4,336,623
Peraton, First Lien Term Loan B, 1 Month LIBOR +3.75%		4.50	2/1/2028	3,502,497	[e]	3,487,910
Sitel Worldwide, Initial Dollar Term Loan, 3 Month LIBOR +3.75%		4.25	8/27/2028	1,986,999	[e]	1,978,931

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.3% (continued)
Technology Hardware & Equipment - 4.0% (continued)
Surf Holdings, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR +3.50%	3.69	3/5/2027	4,398,778	[e]	4,364,863
Tempo Acquisition, Additional Initial Term Loan B-1, 1 Month Term SOFR +3.00%	3.50	8/31/2028	3,293,212	[e]	3,265,763
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.50	8/20/2025	1,538,155	[e]	1,512,322
				32,369,876
Telecommunication Services - 3.8%
Altice France, USD TLB-13 Incremental Term Loan, 3 Month LIBOR +4.00%	4.51	8/14/2026	6,754,721	[e]	6,704,634
CCI Buyer, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.50	12/17/2027	6,265,931	[e]	6,209,161
Cincinnati Bell, Term Loan B-2, 3 Month Term SOFR +3.35%	3.75	11/23/2028	1,566,653	[e]	1,553,924
CommScope, Initial Term Loan, 1 Month LIBOR +3.25%	3.46	4/4/2026	3,989,796	[e]	3,904,394
Connect Finco, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.50	12/12/2026	4,351,743	[e]	4,302,786
Crown Subsea Communications, Initial Term Loan, 1 Month LIBOR +4.75%	5.50	4/27/2027	1,994,696	[e]	2,003,014
Cyxtera DC Holdings, First Lien Initial Term Loan, 6 Month LIBOR +3.00%	4.00	5/1/2024	1,907,530	[e]	1,887,777
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.00	10/10/2024	4,941,740	[e]	4,439,857
				31,005,547
Transportation - 1.4%
First Student Bidco, Initial Term Loan B, 3 Month LIBOR +3.00%	3.50	7/21/2028	1,788,347	[e]	1,766,833
First Student Bidco, Initial Term Loan C, 3 Month LIBOR +3.00%	3.50	7/21/2028	660,128	[e]	652,187
OLA Netherlands, Term Loan, 3 Month Term SOFR +6.25%	7.00	12/3/2026	2,872,337	[e]	2,872,337
PODS, Term Loan, 3 Month LIBOR +3.00%	3.75	3/31/2028	2,485,943	[e]	2,461,481
Worldwide Express, First Lien Initial Term Loan, 3 Month LIBOR +4.25%	5.00	7/26/2028	3,647,655	[e]	3,625,058
				11,377,896

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.3% (continued)
Utilities - .9%
Astoria Energy, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	12/10/2027	2,291,576	[e]	2,273,198
Eastern Power, Term Loan B, 3 Month LIBOR +3.75%	4.75	10/2/2025	2,877,858	[e]	1,909,588
EFS Cogen Holdings I, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	10/1/2027	3,033,065	[e]	2,954,205
				7,136,991
Total Floating Rate Loan Interests (cost $716,016,660)			711,999,350
			Shares
Common Stocks - .0%
Information Technology - .0%
Skillsoft (cost $369,410)			34,850	[h]	225,828

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares iBoxx High Yield Corporate Bond ETF			45,740	[c]	3,827,066
SPDR Blackstone Senior Loan ETF			86,750	[c]	3,911,557
Total Exchange-Traded Funds (cost $7,863,350)			7,738,623
	1-Day Yield (%)
Investment Companies - 9.2%
Registered Investment Companies - 9.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $75,100,426)	0.10		75,100,426	[i]	75,100,426

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $12,343,098)	0.10	12,343,098	[i] 12,343,098
Total Investments (cost $889,649,605)		108.2%	881,945,598
Liabilities, Less Cash and Receivables		(8.2%)	(66,619,510)
Net Assets		100.0%	815,326,088

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor's Depository Receipt

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $72,995,858 or 8.95% of net assets.

c Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $12,928,220 and the value of the collateral was $13,377,410, consisting of cash collateral of $12,343,098 and U.S. Government & Agency securities valued at $1,034,312. In addition, the value of collateral may include pending sales that are also on loan.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of February 28, 2022.

g Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

h Non-income producing security.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Consumer, Non-cyclical	22.2
Consumer, Cyclical	17.4
Technology	14.2
Industrial	12.9
Communications	12.1
Investment Companies	11.7
Financial	5.6
Basic Materials	4.8
Collateralized Loan Obligations	3.2
Energy	3.2
Utilities	.9
108.2

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - 9.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 9.2%	58,401,662	162,203,395	(145,504,631)	75,100,426	20,232
Investment of Cash Collateral for Securities Loaned - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 1.5%	6,282,173	50,351,633	(44,290,708)	12,343,098	17,573	††
Total - 10.7%	64,683,835	212,555,028	(189,795,339)	87,443,524	37,805

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Credit Suisse International
United States Dollar	267,567	British Pound	200,000	3/24/2022	(796)
United States Dollar	48,333,691	Euro	43,250,000	3/24/2022	(211,129)
Gross Unrealized Depreciation					(211,925)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $12,928,220)—Note 1(c):
Unaffiliated issuers	802,206,081	794,502,074
Affiliated issuers	87,443,524	87,443,524
Cash		880,409
Cash denominated in foreign currency	516,355	515,517
Receivable for investment securities sold		13,781,315
Receivable for shares of Common Stock subscribed		8,344,821
Dividends, interest and securities lending income receivable		3,816,777
Prepaid expenses		49,731
		909,334,168
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		409,251
Payable for investment securities purchased		80,339,274
Liability for securities on loan—Note 1(c)		12,343,098
Payable for shares of Common Stock redeemed		557,081
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		211,925
Directors’ fees and expenses payable		16,620
Other accrued expenses		130,831
		94,008,080
Net Assets ($)		815,326,088
Composition of Net Assets ($):
Paid-in capital		923,749,656
Total distributable earnings (loss)		(108,423,568)
Net Assets ($)		815,326,088

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	27,795,284	524,527	104,940,522	682,065,755
Shares Outstanding	2,452,697	46,333	9,283,934	60,437,318
Net Asset Value Per Share ($)	11.33	11.32	11.30	11.29

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2022 (Unaudited)

Investment Income ($):
Income:
Interest	17,963,110
Dividends:
Unaffiliated issuers	134,566
Affiliated issuers	20,232
Income from securities lending—Note 1(c)	17,573
Total Income	18,135,481
Expenses:
Management fee—Note 3(a)	2,495,290
Loan commitment fees—Note 2	100,000
Shareholder servicing costs—Note 3(c)	83,331
Professional fees	67,151
Registration fees	44,986
Directors’ fees and expenses—Note 3(d)	32,424
Prospectus and shareholders’ reports	16,584
Chief Compliance Officer fees—Note 3(c)	7,254
Custodian fees—Note 3(c)	2,494
Distribution fees—Note 3(b)	1,730
Miscellaneous	37,623
Total Expenses	2,888,867
Less—reduction in expenses due to undertaking—Note 3(a)	(26,501)
Net Expenses	2,862,366
Net Investment Income	15,273,115
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	780,899
Net realized gain (loss) on forward foreign currency exchange contracts	1,399,528
Net Realized Gain (Loss)	2,180,427
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(11,485,499)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(81,536)
Net Change in Unrealized Appreciation (Depreciation)	(11,567,035)
Net Realized and Unrealized Gain (Loss) on Investments	(9,386,608)
Net Increase in Net Assets Resulting from Operations	5,886,507

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	15,273,115	30,056,586
Net realized gain (loss) on investments	2,180,427	3,984,245
Net change in unrealized appreciation (depreciation) on investments	(11,567,035)	14,711,191
Net Increase (Decrease) in Net Assets Resulting from Operations	5,886,507	48,752,022
Distributions ($):
Distributions to shareholders:
Class A	(434,725)	(559,205)
Class C	(7,933)	(16,295)
Class I	(2,406,877)	(3,405,384)
Class Y	(14,635,101)	(25,337,296)
Total Distributions	(17,484,636)	(29,318,180)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	17,364,412	20,556,516
Class C	190,450	151,878
Class I	25,734,250	57,867,939
Class Y	129,738,765	187,517,421
Distributions reinvested:
Class A	418,566	531,684
Class C	6,335	13,423
Class I	2,393,936	3,381,482
Class Y	4,119,500	7,598,349
Cost of shares redeemed:
Class A	(6,700,543)	(10,826,322)
Class C	(116,128)	(540,231)
Class I	(26,687,439)	(29,108,962)
Class Y	(71,595,584)	(160,732,171)
Increase (Decrease) in Net Assets from Capital Stock Transactions	74,866,520	76,411,006
Total Increase (Decrease) in Net Assets	63,268,391	95,844,848
Net Assets ($):
Beginning of Period	752,057,697	656,212,849
End of Period	815,326,088	752,057,697

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Capital Share Transactions (Shares):
Class A
Shares sold	1,515,433	1,791,709
Shares issued for distributions reinvested	36,615	46,581
Shares redeemed	(586,225)	(945,771)
Net Increase (Decrease) in Shares Outstanding	965,823	892,519
Class C
Shares sold	16,653	13,218
Shares issued for distributions reinvested	554	1,187
Shares redeemed	(10,144)	(47,621)
Net Increase (Decrease) in Shares Outstanding	7,063	(33,216)
Class Ia
Shares sold	2,253,520	5,064,067
Shares issued for distributions reinvested	209,914	298,422
Shares redeemed	(2,336,008)	(2,555,513)
Net Increase (Decrease) in Shares Outstanding	127,426	2,806,976
Class Ya
Shares sold	11,383,424	16,529,040
Shares issued for distributions reinvested	361,814	672,727
Shares redeemed	(6,279,214)	(14,210,096)
Net Increase (Decrease) in Shares Outstanding	5,466,024	2,991,671

[a]

During the period ended February 28, 2022, 466,503 Class Y shares representing $5,321,467 were exchanged for 465,758 Class I shares and during the period ended August 31, 2021, 604,656 Class Y shares representing $6,884,187 were exchanged for 603,756 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2022	Year Ended August 31,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	11.50	11.16	11.64	12.07	12.13	12.06
Investment Operations:
Net investment income[a]	.20	.46	.55	.65	.51	.44
Net realized and unrealized gain (loss) on investments	(.13)	.33	(.48)	(.47)	(.11)	.05
Total from Investment Operations	.07	.79	.07	.18	.40	.49
Distributions:
Dividends from net investment income	(.24)	(.45)	(.55)	(.61)	(.46)	(.42)
Net asset value, end of period	11.33	11.50	11.16	11.64	12.07	12.13
Total Return (%)[b]	.63[c]	7.18	.69	1.59	3.38	4.14
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[d]	1.10	1.19	1.12	.99	1.02
Ratio of net expenses to average net assets	1.03[d]	1.04	1.04	1.02	.99	1.02
Ratio of net investment income to average net assets	3.71[d]	4.01	4.74	5.26	4.19	3.61
Portfolio Turnover Rate	27.07[c]	81.57	93.27	86.44	91.78	97.82
Net Assets, end of period ($ x 1,000)	27,795	17,093	6,634	26,637	19,165	14,483

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not anualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	February 28, 2022	Year Ended August 31,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	11.49	11.15	11.63	12.06	12.11	12.04
Investment Operations:
Net investment income[a]	.17	.36	.44	.54	.41	.35
Net realized and unrealized gain (loss) on investments	(.14)	.34	(.45)	(.45)	(.10)	.05
Total from Investment Operations	.03	.70	(.01)	.09	.31	.40
Distributions:
Dividends from net investment income	(.20)	(.36)	(.47)	(.52)	(.36)	(.33)
Net asset value, end of period	11.32	11.49	11.15	11.63	12.06	12.11
Total Return (%)[b]	.25[c]	6.36	(.05)	.82	2.62	3.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.92[d]	1.94	1.84	1.80	1.78	1.81
Ratio of net expenses to average net assets	1.78[d]	1.79	1.79	1.77	1.75	1.78
Ratio of net investment income to average net assets	2.97[d]	3.26	3.94	4.52	3.40	2.85
Portfolio Turnover Rate	27.07[c]	81.57	93.27	86.44	91.78	97.82
Net Assets, end of period ($ x 1,000)	525	451	808	1,745	2,166	2,652

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not anualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2022	Year Ended August 31,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	11.47	11.14	11.62	12.05	12.11	12.05
Investment Operations:
Net investment income[a]	.22	.48	.54	.68	.54	.47
Net realized and unrealized gain (loss) on investments	(.13)	.33	(.44)	(.47)	(.10)	.05
Total from Investment Operations	.09	.81	.10	.21	.44	.52
Distributions:
Dividends from net investment income	(.26)	(.48)	(.58)	(.64)	(.50)	(.46)
Net asset value, end of period	11.30	11.47	11.14	11.62	12.05	12.11
Total Return (%)	.76[b]	7.38	1.06	1.78	3.68	4.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[c]	.86	.85	.82	.77	.80
Ratio of net expenses to average net assets	.78[c]	.79	.79	.77	.75	.78
Ratio of net investment income to average net assets	3.95[c]	4.26	4.90	5.58	4.45	3.87
Portfolio Turnover Rate	27.07[b]	81.57	93.27	86.44	91.78	97.82
Net Assets, end of period ($ x 1,000)	104,941	105,019	70,716	89,078	18,280	18,492

a Based on average shares outstanding.

b Not anualized.

c Annualized.

See notes to financial statements.

	Six Months Ended
	February 28, 2022	Year Ended August 31,
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	11.45	11.12	11.60	12.03	12.09	12.03
Investment Operations:
Net investment income[a]	.22	.49	.55	.66	.54	.47
Net realized and unrealized gain (loss) on investments	(.12)	.32	(.44)	(.44)	(.10)	.05
Total from Investment Operations	.10	.81	.11	.22	.44	.52
Distributions:
Dividends from net investment income	(.26)	(.48)	(.59)	(.65)	(.50)	(.46)
Net asset value, end of period	11.29	11.45	11.12	11.60	12.03	12.09
Total Return (%)	.87[b]	7.44	1.03	1.90	3.60	4.51
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.73[c]	.75	.75	.73	.72	.74
Ratio of net expenses to average net assets	.73[c]	.75	.75	.73	.72	.74
Ratio of net investment income to average net assets	3.99[c]	4.30	4.95	5.55	4.46	3.91
Portfolio Turnover Rate	27.07[b]	81.57	93.27	86.44	91.78	97.82
Net Assets, end of period ($ x 1,000)	682,066	629,495	578,055	790,351	1,121,392	877,163

a Based on average shares outstanding.

b Not anualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Floating Rate Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Fund IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek high current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Alcentra NY, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized) and Class Y (275 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	26,412,085	-	26,412,085
Corporate Bonds	-	48,126,188	-	48,126,188
Equity Securities - Common Stocks	225,828	-	-	225,828

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)(continued)
Investments in Securities:†(continued)
Exchange-Traded Funds	7,738,623	-	-	7,738,623
Floating Rate Loan Interests	-	711,999,350	-	711,999,350
Investment Companies	87,443,524	-	-	87,443,524
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(211,925)	-	(211,925)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Floating Rate Loan Interests & Equity Securities-Common Stocks ($)
Balance as of 8/31/2021	1,802,368
Net realized gain (loss)	25,588
Change in unrealized appreciation (depreciation)	(60,027)
Purchases/Issuances	-
Sales/Dispositions	(1,767,929)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as 2/28/2022	-
The amount of total net gains (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 2/28/2022	-

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2022, BNY Mellon earned $2,396 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

The fund invests in collateralized loan obligations (“CLO”). CLOs and other structured credit investments are generally backed by an asset or a pool of assets (typically senior secured loans, certain subordinated loans and other credit-related assets in the case of CLOs) which serve as collateral. The cash flows from CLOs and structured credit investments are split into two or more portions, called tranches, varying in risk and yield. The fund and other investors in CLOs and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The riskiest portion is the “equity” tranche, which is subordinate to the other tranches in the event of defaults. Senior tranches typically have higher ratings and lower yields than its underlying securities, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

CLOs and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the possibility that the class of CLOs held by the fund is subordinate to other senior classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by CLOs may cause payments on the instruments the fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the fund may target. In addition, CLOs and other structured credit investments may be subject to prepayment risk. The fund will not invest in CLO equity tranches.

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determined in accordance with income tax regulations, which may differ from GAAP.

On February 28, 2022, the Board declared a cash dividend of $0.031, $0.025, $0.034 and $0.034 per share from undistributed net investment income for Class A, Class C, Class I and Class Y shares, respectively, payable on March 1, 2022, to shareholders of record as of the close of business on February 28, 2022. The ex-dividend date was March 1, 2022.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $104,881,728 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2021. The fund has $22,715,439 of short-term capital losses and $82,166,289 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2021 was as follows: ordinary income $29,318,180. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 30, 2020, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of 0.65% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2021 through December 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.75% of the fund’s average daily net assets. On or after December 31, 2022, the Adviser may terminate the expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $26,501 during the period ended February 28, 2022.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended February 28, 2022, the Distributor retained $61 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of 0.75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2022, Class C shares were charged $1,730 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of 0.25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2022, Class A and Class C shares were charged $25,728 and $577, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2022, the fund was charged $6,102 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates BNY Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ended February 28, 2022, the fund was charged $2,494 pursuant to the custody agreement.

During the period ended February 28, 2022, the fund was charged $7,254 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $399,116, Distribution Plan fees of $295, Shareholder Services Plan fees of $5,296, custodian fees of $2,902, Chief Compliance Officer fees of $6,045 and transfer agency fees of $1,943, which are offset against an expense reimbursement currently in effect in the amount of $6,346.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended February 28, 2022, amounted to $302,244,905 and $204,510,292, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the LIBOR plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At February 28, 2022, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended February 28, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at February 28, 2022 are set forth in the Statement of Investments.

The following summarizes the average market value of derivatives outstanding during the period ended February 28, 2022:

Average Market Value ($)
Forward contracts	38,809,298

At February 28, 2022, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $7,915,932, consisting of $3,101,136 gross unrealized appreciation and $11,017,068 gross unrealized depreciation.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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For More Information

BNY Mellon Floating Rate Income Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Alcentra NY, LLC
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DFLAX Class C: DFLCX Class I: DFLIX Class Y: DFLYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6240SA0222

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds IV, Inc.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: April 21, 2022

By: /s/ James Windels

        James Windels

        Treasurer (Principal Financial Officer)

Date: April 21, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)